INCOME TAX (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 149,797	$ 148,148	$ 100,544
Less: valuation allowance	(149,797)	(148,148)	(100,544)
Deferred tax assets, net	0	0	0
U.S. [Member]
Deferred tax assets:
Net operating loss carryforwards		0	0
Hong Kong [Member]
Deferred tax assets:
Net operating loss carryforwards	$ 907,861	$ 148,148	$ 100,544